Basis of presentation and accounting policies	12 Months Ended
Dec. 31, 2024
Basis of presentation and accounting policies
Basis of presentation and accounting policies

2      Basis of presentation and accounting policies

A     Summary of material accounting policies information

The principal accounting policies applied in the preparation of these Consolidated Financial Statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated.

Basis of preparation

The Group’s Consolidated Financial Statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) and interpretations (“IFRIC”) developed by the IFRS Interpretations Committee applicable to companies reporting under IFRS. The Consolidated Financial Statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

Presentation in the consolidated statement of financial position differentiates between current and non-current assets and liabilities. Assets and liabilities are regarded as current if they mature within one year or within the normal business cycle of the Group, or are held for sale.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the Consolidated Financial Statements are disclosed in Note 2.Y.

Several balance sheet consolidated statements of financial position and consolidated statements of income items have been combined in the interests of clarity. These items are stated and explained separately in the notes to the Consolidated Financial Statements. The statement of income is structured according to the function of the expense method (nature of the expenses is classified in notes).

These Consolidated Financial Statements are presented in thousands of U.S. dollars unless otherwise stated. All amounts are rounded off to thousands of U.S. dollars unless otherwise stated. As such, insignificant rounding differences may occur. A dash (“—”) indicates that no data was reported for a specific line item in the relevant financial year or period or when the pertinent figure, after rounding, amounts to nil.

2      Basis of presentation and accounting policies (Cont.)

A     Summary of material accounting policies information (Cont.)

New and amended standards adopted by the Group

The Group has adopted the following standards and interpretations that become applicable for annual period commencing on or after January 1, 2024:

- Non-current liabilities with covenants – Amendments to IAS 1.

- Classification of Liabilities as Current or Non-current – Amendments to IAS 1.

- Lease Liability in Sale and Leaseback – Amendments to IFRS 16.

- Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7.

- Operating segment information - IFRIC agenda decision regarding IFRS 8.

During the year ended December 31, 2023, the Group has applied the following standards and amendments for the first time for their annual reporting period commencing on January 1, 2023:

- Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8.

- Deferred tax related to assets and liabilities arising from a single transaction - Amendment to IAS 12.

- International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12.

The amendments listed above did not have any material impact on our Consolidated Financial Statements, except for the clarifications on IFRS 8 Operating segment information and its impact on segment disclosures, from which the level of disclosures in Note 4 has been increased compared to what has been historically reported.

The following accounting standards and interpretations have been published but the application is not mandatory for December 31, 2024 reporting periods and have not been early adopted by the Group:

- Lack of exchangeability – Amendments to IAS 21.

- Presentation and Disclosures in Financial Statements - IFRS 18.

- Classification and measurement of financial instruments - Amendments to IFRS 9 and IFRS 7.

The Group is currently assessing the impact these standards, amendments or interpretations will have in the current or future reporting periods and on foreseeable future transactions.

B        Group accounting policies

(1)     Subsidiaries and transactions with non-controlling interests

Subsidiaries are all entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is exercised by the Company and are no longer consolidated from the date control ceases.

2      Basis of presentation and accounting policies (Cont.)

B      Group accounting policies (Cont.)

(1)    Subsidiaries and transactions with non-controlling interests (Cont.)

The acquisition method is used to account for the business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred or assumed at the date of exchange, and the equity interest issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired, liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Any non-controlling interest in the acquiree is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. Accounting treatment is applied on an acquisition by acquisition basis.The excess of the aggregate of the consideration transferred and the amount of any non-controlling interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Statement of Income.

Transactions with non-controlling interests that do not result in a loss of control are accounted as equity transactions with owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity. Material intercompany transactions, balances and unrealized gains and losses have been eliminated in consolidation. However, financial gains and losses from intercompany transactions may arise when the subsidiaries have different functional currencies. These financial gains and losses are included in the Consolidated Statement of Income under Financial income and Financial loss.

(2)     Associates

Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for by the equity method of accounting and are initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor`s share of profit or loss of the investment after the date of acquisition. Dividends received or receivable from associates are recognized as a reduction in the carrying amount of the investment. The Company’s investment in associates includes goodwill identified on acquisition, net of any accumulated impairment loss.

Where the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Accounting policies of associates have been adjusted where necessary to ensure consistency with the policies adopted by the Group. The Company’s pro-rata share of earnings in associates is recorded in the Consolidated Statement of Income under Share of income / (loss) in associates and Share of other comprehensive (loss)/ income from associates. The Company’s pro-rata share of changes in other reserves is recognized in the Consolidated Statement of Changes in Equity under Other Reserves.

2        Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)     List of Subsidiaries

Detailed below are the subsidiaries of the Company, which have been consolidated in these Consolidated Financial Statements. The percentage of ownership refers to the direct and indirect ownership of CAAP in their subsidiaries at each period-end.

Holdings companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2024	2023	2022
Abafor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
ACI Airport Sudamérica S.A.U. (“ACI”)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
ACI Airports Italia S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
America International Airports LLC (1)	USA	U.S. dollars	Holding company	100.00%	100.00%	100.00%
Anabe ITG S.L. (9)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
Barnsley ITG S.L. (11)	Spain	Euros	Holding company	100.00%	99.98%	—
Cargo & Logistics S.A. (1) (7)	Argentina	Argentine pesos	Holding company	85.00%	82.89%	82.89%
Cedicor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Corporación Aeroportuaria S.A. (“CAER”)	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Corporacion Africa Airports Nigeria Limited (“CAAN”) (9)	Nigeria	Naira	Holding company	51.00%	51.00%	—
Corporación América Italia S.p.A. (“CAI”)	Italy	Euros	Holding company	75.00%	75.00%	75.00%
Corporación América S.A. (“CASA”) (7)	Argentina	Argentine pesos	Holding company	100.00%	97.22%	97.22%
Corporación América Sudamericana S.A.(7)	Panamá	U.S. dollars	Holding company	99.29%	96.53%	96.53%
DICASA Spain S.A.U. (“DICASA”) (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
Inframérica Participaçoes S.A. (1) (8)	Brazil	Brazilian real	Holding company	99.98%	99.98%	99.98%
Yokelet S.L.	Spain	Euros	Holding company	100.00%	100.00%	100.00%

2        Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)     List of Subsidiaries (Cont.)

Operating companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2024	2023	2022
Abuja Airport Concession Company (“AACC”) (10)	Nigeria	Naira	Airports Operation	51.00%	51.00%	—
ACI do Brasil S.A. (“ACIB”) (12)	Brazil	Brazilian real	Airports Operation(12)	99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A. (“AEAR”) (13)	Argentina	Argentine pesos	Fueling company	—	94.79%	94.79%
Aeropuerto de Bahía Blanca S.A. (“BBL”) (7)	Argentina	Argentine pesos	Airports Operation	85.00%	82.64%	82.64%
Aeropuertos Argentina 2000 S.A.(“AA2000”) (2) (7)	Argentina	Argentine pesos	Airports Operation	84.79%	82.69%	82.69%
Aeropuertos del Neuquén S.A. (“ANSA”) (7)	Argentina	Argentine pesos	Airports Operation	77.70%	75.54%	75.54%
Armenia International Airports C.J.S.C. (“AIA”)	Armenia	Dram	Airports Operation	100.00%	100.00%	100.00%
CAAirports International Services S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A. (“CAISA”)	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A. (7)	Argentina	Argentine pesos	Fuel plants	80.00%	77.77%	77.77%
Inframérica Concessionária do Aeroporto de Brasilia S.A. (“ICAB”) (8)	Brazil	Brazilian real	Airports Operation	50.99%	50.99%	50.99%
Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) (12)	Brazil	Brazilian real	Airports Operation	—	—	99.98%
Kano Airport Concession Company Limited (“KACC”) (10)	Nigeria	Naira	Airports Operation	51.00%	51.00%	—
Paoletti América S.A. (3) (7)	Argentina	Argentine pesos	Service company	42.39%	41.35%	41.35%
Puerta del Sur S.A. (”PDS”)	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Servicios y Tecnología Aeroportuaria S.A. (7)	Argentina	Argentine pesos	Service company	84.90%	82.79%	82.79%
Sinatus S.A. (14)	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	—
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. (“TAGSA”) (4) (11)	Ecuador	U.S. dollars	Airports Operation	50.00%	49.99%	49.99%
Texelrío S.A. (7)	Argentina	Argentine pesos	Service company	59.35%	57.88%	57.88%
Toscana Aeroporti S.p.A. (“TA”) (5) (6)	Italy	Euros	Airports Operation	46.71%	46.71%	46.71%
Villalonga Furlong S.A. (7)	Argentina	Argentine pesos	Service company	85.01%	82.90%	82.90%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

(2) Includes a 9.35% direct interest of Cedicor S.A. in AA2000.

(3) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(4) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(5) The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of TA, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

2        Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)     List of Subsidiaries (Cont.)

(6) The Group TA has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l. and Toscana Aeroporti Construzioni S.r.l. Additionally, the Group TA had control over Toscana Aeroporti Handling S.r.l. until December 30, 2022, when sold an 80% of its participation.

(7) In October, 2024, Cedicor S.A. acquired the non-controlling participation of CASA, increasing its participation to 100%, indirectly modifying the participation in CASA’s subsidiaries.

(8) During 2022 CAAP made contributions in Inframérica Participaçoes S.A.

(9) Holding company part of the structure related to the future Nigerian concessions (Note 26.b).

(10) Operating company part of the structure related to the future Nigerian concessions (Note 26.b).

(11) Holding company incorporated under CAER in December 2023, becoming shareholder of TAGSA. In April 2024 CAER sold Barnsley to CAAP.

(12) In December 2023, ACIB incorporated ICASGA (Note 26.b).

(13) In September 2024, CASA sold its participation in AEAR.

(14) Subsidiary incorporated under Abafor S.A.

2        Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)     List of Subsidiaries (Cont.)

Summarized financial information in respect of each of the Group’s subsidiaries that has most significant non-controlling interests is set below. The summarized financial information below represents amounts before intragroup elimination.

	TA
	December 31,	December 31,	December 31,
	2024	2023	2022
Non-current assets	253,600	267,569
Current assets	54,069	68,197
Total assets	307,669	335,766
Non-current liabilities	124,224	78,834
Current liabilities	65,192	139,248
Total liabilities	189,416	218,082
Equity	118,253	117,684
Revenue	138,786	133,422	117,209
Gross income	45,491	41,783	22,633
Operating income	33,687	28,418	10,306
Financial results	(6,334)	(7,350)	(4,119)
Share of income / (loss) in associates	12	14	(258)
Income tax	(8,927)	(6,842)	(1,528)
Net income	18,438	14,240	4,401
Other comprehensive (loss) / income for the year	(9,961)	4,142	(5,827)
Total comprehensive income / (loss) for the year	8,477	18,382	(1,426)
Dividends paid	(7,586)	(7,838)	(7,340)

Increase / (decrease) in cash
Provided by operating activities	20,526	21,469	26,588
Provided by / (used in) investing activities	4,981	(1,388)	(3,161)
Used in financing activities	(29,379)	(52,221)	(21,843)

2        Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)     List of Subsidiaries (Cont.)

	TAGSA
	December 31,	December 31,	December 31,
	2024	2023	2022
Non-current assets	47,605	53,782
Current assets	64,736	59,737
Total assets	112,341	113,519
Non-current liabilities	4,282	7,329
Current liabilities	54,321	54,106
Total liabilities	58,603	61,435
Equity	53,738	52,084
Revenue	110,261	105,228	96,199
Gross profit	46,380	42,943	38,614
Operating income	26,650	25,319	22,561
Financial results	1,426	656	(316)
Income tax	(2,809)	(2,455)	(1,937)
Net income	25,267	23,520	20,308
Other comprehensive (loss) / income for the year	(94)	80	356
Total comprehensive income for the year	25,173	23,600	20,664
Dividends paid	(23,520)	(20,308)	(17,225)

Increase / (decrease) in cash
Provided by operating activities	35,168	35,891	36,709
Used in investing activities	(4,887)	(5,382)	(10,152)
Used in financing activities	(31,044)	(27,337)	(24,399)

2        Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)      List of Subsidiaries (Cont.)

	ICAB
	December 31,	December 31,	December 31,
	2024	2023	2022
Non-current assets	460,853	666,428
Current assets	63,567	86,371
Total assets	524,420	752,799
Non-current liabilities	703,624	906,312
Current liabilities	180,425	215,761
Total liabilities	884,049	1,122,073
Equity	(359,629)	(369,274)
Revenue	108,991	100,252	79,713
Gross profit	40,646	31,262	19,047
Operating income	50,539	37,816	21,328
Financial results	(99,915)	(102,953)	(114,550)
Income tax	(33,332)	3,250	(12,409)
Net loss	(82,708)	(61,887)	(105,631)
Other comprehensive income / (loss) for the year	92,353	(25,918)	(13,748)
Total comprehensive income/(loss) for the year	9,645	(87,805)	(119,379)

Increase / (decrease) in cash
Provided by operating activities	16,423	6,876	32,188
Used in investing activities	(40)	(16)	(53)
(Used in) / provided by financing activities	(29,942)	(12,784)	17,003

2         Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)      List of Subsidiaries (Cont.)

	AA2000
	December 31,	December 31,	December 31,
	2024	2023	2022
Non-current assets	1,993,898	1,165,410
Current assets	240,235	181,405
Total assets	2,234,133	1,346,815
Non-current liabilities	845,739	672,981
Current liabilities	250,925	124,665
Total liabilities	1,096,664	797,646
Equity	1,137,469	549,169
Revenue	1,038,928	635,563	758,111
Gross profit	308,766	218,246	234,803
Operating income	226,879	170,714	190,446
Financial results	286,863	(211,898)	35,866
Income tax	(230,512)	52,912	2,900
Net income	283,230	11,728	229,212
Other comprehensive income / (loss) for the year	387,669	(250,002)	314,021
Total comprehensive income / (loss) for the year	670,899	(238,274)	543,233
Dividends paid	(38,084)	—	—

Increase / (decrease) in cash
Provided by operating activities	153,386	192,164	146,789
(Used in) / provided by investing activities	(7,152)	(64,305)	8,338
Used in financing activities	(117,602)	(74,050)	(122,453)

(4)     Discontinued operations

A discontinued operation is a component of the entity that has been disposed and that represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the Consolidated Statement of Income and Consolidated Statement of Comprehensive Income, when applicable.

2        Basis of presentation and accounting policies (Cont.)

C        Foreign currency translation

(1)     Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”).

The Consolidated Financial Statements are presented in U.S. dollars, which is the Company’s functional currency and the Group’s presentation currency.

(2)     Transactions in currencies other than the functional currency

Transactions in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuations where items are re-measured.

At the end of each reporting period: (i) monetary items denominated in currencies other than the functional currency are translated using the closing rates; (ii) non-monetary items that are measured in terms of historical cost in a currency other than the functional currency are translated using the exchange rates prevailing at the date of the transactions; and (iii) non-monetary items that are measured at fair value in a currency other than the functional currency are translated using the exchange rates prevailing at the date when the fair value was determined. If such transactions occurred in a company applying IAS 29, after the above-mentioned translation, transactions are re-expressed in terms of the measuring unit current at the end of the reporting period.

Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end of each period exchange rates of monetary assets and liabilities denominated in currencies other than the functional currency are recorded as follows:

-	Exchange differences arising from foreign currency loans are recognized on a net aggregate basis in the Financial loss line of the Consolidated Statement of Income.
-

Other exchange differences are recognized on a net aggregate basis in Financial income or Financial loss in the Consolidated Income Statement, depending on whether they are gains or losses at net level on a quarterly basis.

Foreign exchange gains and losses derived from the net monetary position in subsidiaries applying IAS 29 are presented in real (inflation-adjusted) terms.

(3)     Translation of financial information in currencies other than the Company’s functional currency

Income and expenses of the subsidiaries whose functional currencies are not the U.S. dollar and are not in a hyperinflationary economy, are translated into U.S. dollars at average exchange rates on a quarterly basis. Assets and liabilities for each balance sheet presented are translated at the balance sheet date exchange rates.

All figures (income, expenses, assets and liabilities) of the subsidiaries whose functional currencies are the one of a hyperinflationary economy, are translated into U.S. dollars at the balance sheet date exchange rates, considering that all items are expressed in terms of the measuring unit current at the end of the reporting period.

Translation differences are recognized in the Consolidated Statement of Comprehensive Income as “Currency translation adjustment”. As of December 31, 2024, 2023 and 2022, the Company recognized a translation income/(loss) of USD 466.2 million, USD (281.7) million and USD 91.1 million, respectively, arising from the translation of the investments in Argentina, Brazil, Italy and Armenia. In the case of a sale or other disposal of any of such subsidiaries, any cumulative translation difference would be recognized in the Statement of Income as a gain or loss from the sale of such subsidiary.

2        Basis of presentation and accounting policies (Cont.)

D        Intangible assets

(1)     Concession Assets

The Group, through its subsidiaries has been awarded the concession for the administration and operation of the following airports:

-	PDS and CAISA of major airports in Uruguay (Montevideo and Punta del Este) as well as six regional airports under the concession of PDS.
-	TA a merger of Aeroporto di Firenze S.p.A. (“ADF”) and Società Aeroporto Toscano Galileo Galilei S.p.A. (“SAT”) of Florence and Pisa airports, respectively.
-	ICAB and ICASGA of Brasilia and São Gonçalo do Amarante airports, respectively. As mentioned in Note 26.b, the concession of the São Gonçalo do Amarante airport was handed to a new concessionaire.
-	TAGSA of Guayaquil airport, “José Joaquin de Olmedo”.
-	AA2000 of 35 airports in Argentina.
-	BBL of Bahía Blanca airport in Argentina.
-	ANSA of Neuquén airport in Argentina.
-	AIA of the “Zvartnots” International Airport of Yerevan and Shirak Airport, Republic of Armenia.

The concession agreements are accounted for in accordance with the principles included in IFRIC 12 “Service Concession Arrangements”. The Group recognized an intangible asset for:

a)	Fixed fees payables as the result of the acquisition of the right (license) to charge users for the service of airport concession (see Note 23),
b)	Right to obtain benefits for services provided using the assets built under the concession contracts.

In case that an unconditional contractual right to receive cash or another financial asset from or at the direction of the grantor for the construction services; the grantor has little, if any, discretion to avoid payment, usually because the agreement is enforceable by law, the Company recognizes as Other financial assets at fair value through profit or loss in the Consolidated Statement of Financial Position.

Acquisitions correspond, according to the terms of the Concession contract, to the improvements of existing infrastructure assets to increase their useful life or capacity, or the construction of new infrastructure assets.

General and specific borrowing costs, attributable to the acquisition, construction or production of assets that necessarily take a substantial period to get ready for their intended use, rental or sale are added to the cost of such assets until the assets are substantially ready to be used, rented or sold.

As part of the obligations arising from the concession agreements, the Group provides construction or upgrade services. IFRIC 12 “Service Concession Arrangements” requires recognition of revenues and costs from the construction or upgrade services provided. The fair value of the construction or upgrade service is equal to the construction or upgrade costs plus a reasonable margin determined for each concession.

The intangible asset for infrastructure under each concession agreement is amortized over the contract term in accordance with an appropriate method reflecting the rate of consumption of the concession asset’s economic benefits as from the date the infrastructure is brought into service.

2       Basis of presentation and accounting policies (Cont.)

D       Intangible assets (Cont.)

(1)     Concession Assets (Cont.)

The concession fee paid to the grantor under the concession agreements is recognized depending on the terms defined in the concession agreement:

a)

Fixed concession fee is recognized at the beginning of the concession as it is reliably measurable, as a counterpart an intangible asset is recognized, this type of fee is independent from the revenue.

b)	Variable fees payable that are defined as a percentage over certain revenue streams are recognized on a monthly basis in the Consolidated Statement of Income.

Each operating company is responsible for obtaining the necessary guarantees for the commitments assumed in each concession. They are mostly covered by insurance that is paid in advance and it is recorded in Other receivables, and is accrued over the life of the coverage.

Main commitments under each concession agreement are included in Note 26 b.

(2)     Goodwill

Goodwill represents the excess of the acquisition cost over the fair value of the Group’s share of net identifiable assets, liabilities and contingent liabilities acquired as part of business combinations determined by management. Goodwill impairment reviews are performed annually or more frequently if events or changes in circumstances indicate a potential impairment. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Impairment losses on goodwill are not reversed. Goodwill, net of impairment losses, if any, is included in the Consolidated Statement of Financial Position under Intangible assets, net. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each cash-generating units (CGUs) of a subsidiary or group of subsidiaries that are expected to benefit from such business combination.

(3)     Other intangible assets

An intangible asset purchased or produced internally is booked among Assets, as required by IAS 38, only if it can be identified and controlled, and if it is possible to predict the generation of future economic benefits and if its cost can be determined reliably.

Intangible assets with finite lives are valued at purchase or production cost less accumulated amortization and impairment losses. Amortization is determined by making reference to the period of its estimated useful life and starts when the asset is available for use.

E       Property, plant and equipment

Property, plant and equipment is recognized at historical acquisition or construction cost less accumulated depreciation and impairment losses; historical cost includes expenses directly attributable to the acquisition of the items.

Major overhaul and rebuilding expenditures are capitalized as property, plant and equipment only when it is probable that future economic benefits associated with the item will flow to the Group and the investment enhances the condition of assets beyond its original condition.

2      Basis of presentation and accounting policies (Cont.)

E      Property, plant and equipment (Cont.)

Depreciation is calculated using the straight-line method to allocate the cost of each asset to its residual value over the estimated useful life, as follows:

Buildings and improvements	25‑30	years
Plant and production equipment	3‑10	years
Vehicles, furniture and fixtures, and other equipment	4‑10	years

The residual values and useful lives of significant property, plant and equipment are reviewed and adjusted, if appropriate, at each year-end date.

Gain and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in Other operating income / (expense) in the Consolidated Statement of Income.

F       Assets classified as held for sale

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell.

An impairment loss is recognized for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset is recognized at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale.

G       Inventories

Inventories are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. The cost of inventories is based on the weighted averaged principle and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition.

If applicable, the Group establishes an allowance for obsolete or slow-moving inventory related to finished goods. For slow moving or obsolete finished products, an allowance is established based on management’s analysis of product aging.

H       Trade and other receivables and contract assets

Trade and other receivables are initially recognized at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value. They are subsequently measured at amortized cost using the effective interest method, less loss allowance. See Note 3.A(ii) for a description of the Group’s impairment policies.

A construction contract is a contract specifically negotiated for the construction of an asset. When the outcome of a construction contract can be reliably estimated, contract revenue and contract costs are acknowledged by the percentage of completion method. A contract asset is initially recognized for unbilled work in progress. Upon completion of the work and acceptance by the customer, the amount recognized as contract assets is reclassified to trade receivables.

2      Basis of presentation and accounting policies (Cont.)

I       Cash and cash equivalents

Cash and cash equivalents are comprised of cash in banks, mutual funds and short-term investments with an original maturity of three months or less at the date of purchase which are readily convertible to known amounts of cash.

In the Consolidated Statement of Financial Position, bank overdrafts are included in Borrowings in current liabilities. For the purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents includes bank overdrafts if the overdraft is repayable on demand and is integral to the Group’s cash management.

J       Equity

(1)    Equity components

The Consolidated Statement of Changes in Equity includes:

-	The share capital, share premium, legal reserve, free distributable reserves and non-distributable reserves calculated in accordance with Luxembourg Law;
-	The treasury shares, currency translation adjustment, other reserves, retained earnings and non-controlling interest.

(2)    Share capital

Share capital is stated at nominal value. As of December 31, 2024, 2023 and 2022, share capital was USD 163 million (USD 1 per share).

All issued shares are fully paid.

The authorized capital of the Company is set at USD 225 million represented by a maximum of 225 million shares having a nominal value of USD 1 each.

Pursuant to Luxembourg regulations, contributions in kind made by shareholders must be at fair value and might be considered as Free Distributable Reserve.

(3)    Dividends distribution by the Company to shareholders

Dividends distribution are recorded in the Company’s financial statements as a provision when Company’s shareholders have the right to receive the payment, or when interim dividends are approved by the Board of Directors in accordance with the by-laws of the Company. Dividends may be paid by the Company to the extent that it has distributable retained earnings, calculated in accordance with Luxembourg law (see Note 26.c).

(4)    Other reserves

SCF’s airport business was historically conducted through a large number of entities as to which there was no single holding entity but which were separately owned by entities directly or indirectly controlled by SCF during all the periods presented. In order to facilitate the Company’s initial public offering, in 2016 SCF completed a reorganization (the “Reorganization”) whereby, each of the operating and holding entities under SCF’s common control, were ultimately contributed to the Company.

The reorganization was accounted for as a reorganization of entities under common control, using the predecessor cost method. The net effect was recorded in Equity under Other Reserves. Moreover, in 2016, and considering that the shares of America International Airports LLC were contributed to the Free Distributable Reserves of the Company at the fair value a significant negative amount was included in Other Reserves to reflect the reduction to the predecessor’s cost of the shares.

Other reserves also include the share-based payment reserve constituted in connection with the creation of a management share compensation program as explained in Note 30 as well as cash flow hedge reserve net of income tax (Note 3.A.i.b).

2      Basis of presentation and accounting policies (Cont.)

J       Equity (Cont.)

(5)    Non-controlling interest

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in Other reserves within equity attributable to owners of the Company.

K       Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Subsequently borrowings are measured at amortized cost.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

In the event of debt renegotiations, if the exchange of debt instruments between the financial creditor and the Group is concluded under substantially different conditions or entails a substantial modification of the conditions, considering both quantitative and qualitative factors, the existing financial liability is de-recognized as an extinguishment of the original liability and a new liability is recognized. Otherwise, the original liability should not be extinguished, but should be considered as a modification, adjusting its measurement in relation to the new terms and conditions.

L       Current and Deferred income tax

The tax expense for the year comprises current and deferred tax. Tax is recognized in the Consolidated Statement of Income, except for tax items recognized in the Consolidated Statement of Comprehensive Income.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date in the countries where the Group entities operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income taxes recognized applying the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. The principal temporary differences arise from intangible assets adjusted for the effects of IAS 29 in the Argentinian subsidiaries, and the effect of valuation on fixed assets, inventories and provisions. Deferred tax assets are also recognized for tax losses carry-forwards. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the time period when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets are recognized to the extent it is probable that future taxable income will be available against which the temporary differences can be utilized.

2        Basis of presentation and accounting policies (Cont.)

L       Current and Deferred income tax (Cont.)

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

At the end of each reporting period, CAAP reassesses unrecognized deferred tax assets. The Group recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

In order to determine the net taxable income of Argentine subsidiaries at the end of each year, the tax inflation adjustment determined in accordance with articles No. 95 to No. 98 of the income tax law has been incorporated into the tax results, due to the fact that as of December 31, 2024, 2023 and 2022 the accumulated price index variation for the last 36 months has already exceeded 100%.

M       Employee benefits

Compensation to employees in the event of dismissal is charged to profit or loss of the year in which it becomes payable.

Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits and annual leave that are expected to be settled wholly within twelve months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current in Salary payable in Other liabilities.

Long-term employee benefits

Some entities of the Group have long term employee benefits that are unfunded defined benefit plan in accordance with IAS 19 - “Employee Benefits”.

The company calculates annually the provision for employee retirement cost based on actuarial calculations performed by independent professionals using the Projected Unit Credit Costs method. The present value of the defined benefit obligations at each year-end is calculated discounting estimated future cash outflows at an annual rate equivalent to the average rate of high-quality corporate bonds, which are denominated in the same currency in which the benefits will be paid, and whose terms approximate the terms of the pension obligations.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation.

Service cost and interest cost are recognized in the Consolidated Statement of Income, while actuarial gains and losses arising from changes in actuarial assumptions are recognized in the Consolidated Statement of Comprehensive Income.

Actuarial assumptions include variables such as, in addition to the discount rate, death rate, age, sex, years of service, current and future level of salaries, turnover rates, among others.

2       Basis of presentation and accounting policies (Cont.)

M      Employee benefits (Cont.)

Long-term employee benefits (Cont.)

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

Share-based payments

Share-based compensation benefits are provided to employees via the Management Share Compensation Plan. Information related to this plan is set out in Note 30.

In the case the Company receives employees’ services as consideration for its own equity instruments the share-based payments transaction is considered equity-settled while if services are acquired by incurring a liability to transfer cash or other assets for those services based on the price of its own equity instruments the transaction is considered cash-settled.

The fair value of shares granted to employees under the share compensation plan is recognized as an expense over the relevant service period considering specified performance targets to be met while the employee is rendering the service required, being the year to which the service relates and the vesting period of the shares. The fair value is measured at the grant date of the shares, using the Company’s share market price, and is recognized in equity in the share-based payment reserve in line Other Reserves.

The number of shares expected to vest is estimated based on the non-market vesting conditions. The estimates are revised at the end of each reporting period, and adjustments are recognized in profit or loss and the share-based payment reserve.

Where shares are forfeited due to a failure by the employee to satisfy the service or performance conditions, any expenses previously recognized in relation to such shares are reversed effective from the date of the forfeiture.

The shares under the plan are held as treasury shares until they are delivered to employees.

N       Provisions

Provisions for legal claims and other charges are recognized when: the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation and; the amount has been reliably estimated.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as financial loss.

The concession agreements in the different jurisdictions include certain commitments to be complied by each company. These commitments can be grouped in two categories:

-	Works that can be classified as standard maintenance of the infrastructure, which are expensed as incurred.
-	Major scheduled maintenance and refurbishments of the infrastructure in the future.

Since IFRIC 12 does not recognize infrastructure as property, plant and equipment, rather as a right to charge customers for the use of the infrastructure, major refurbishments and renewals to be performed in future years to maintain or restore the infrastructure asset to its level of functionality, operation and safety should be recognized in accordance with IAS 37 - Provisions, Contingent Liabilities and Assets (unless the grantor agrees to reimburse the operator). Provision is recorded at the best estimate of the amount of the expenditure expected to be incurred to perform the major overhaul or restoration work, discounted using a rate that reflects time value of money and risks involved.

2        Basis of presentation and accounting policies (Cont.)

O       Trade payables

Trade payables are initially recognized at fair value, generally the nominal invoice amount and are subsequently measured at amortized cost using the effective interest method.

P       Concession fee payable

Each concession agreement determines different types of concession fees to be paid to the corresponding regulatory authority. Fees could be fixed or variable. Some concession agreements establish both a minimum fixed payment, and an additional variable amount if certain conditions are met (such as a minimum number of passengers, among others).

For those concession agreements that require payment of a fixed amount, the Company recognized the obligation at present value. The increase in the provision due to the passage of time is recognized in financial results. The variable concession fees paid to the grantor derived from the concession agreements are recognized as cost of the period. The fixed concession fee payable is capitalized at the inception of the agreement as concession assets- intangible asset.

Q       Leases / Sub-concession of spaces

The Group as a lessee

The Group acts as a lessee renting various offices, equipment and cars.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

-	fixed payments (including in-substance fixed payments), less any lease incentives receivable,
-	variable lease payment that are based on an index or a rate,
-	amounts expected to be payable by the lessee under residual value guarantees,
-	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and
-	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

If a readily observable amortizing loan rate is available to the individual lessee (through recent financing or market data) which has a similar payment profile to the lease, then the group entities use that rate as a starting point to determine the incremental borrowing rate.

2       Basis of presentation and accounting policies (Cont.)

Q      Leases / Sub-concession of spaces (Cont.)

The Group as a lessee (Cont.)

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Right-of-use assets are measured at cost comprising the following:

-	the amount of the initial measurement of lease liability,
-	any lease payments made at or before the commencement date less any lease incentives received,
-	any initial direct costs, and
-	restoration costs.

Payments associated with short-term leases, leases of low-value assets and variable leases that do not depend on an index or rate are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

The Group as a lessor

The Group acts as a lessor regarding leases and sub-concession of spaces with third parties at its airport facilities.

As a lessor the Group classifies its leases as either operating or finance leases. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of the underlying asset, and classified as an operating lease if it does not.

Lease income from operating leases where the Group is a lessor is recognized in income on a straight-line basis over the lease term. The respective leased assets are included in the balance sheet based on their nature.

R       Revenue recognition

Revenue is recognized when control over a good or service is transferred to customer and thus when the latter has the ability to direct the use and obtain the benefits from the good or service. Revenue is recognized either over time or at a point in time, when (or as) the Group satisfies performance obligations by transferring the promised services or goods to its customers.

Group revenue arises mainly from airports operations and includes:

Aeronautical revenues

These revenues are those generally regulated under each airport’s concession agreement. They consist of passengers’ departure fees, landing, parking and other fees paid by the airlines.

Revenue from aeronautical services, derived from the use of airports facilities by aircrafts and passengers, is recognized over time as the services are provided. The Group considers that it has completed its performance obligations when the services (for instance passenger fee rate, landing rates, platform use fees, among others) are rendered to its customers. The Group does not defer collection terms in excess of the normal market terms, so there is no need to distinguish between a commercial component and a revenue interest component.

2       Basis of presentation and accounting policies (Cont.)

R       Revenue recognition (Cont.)

Non-aeronautical revenues

-	Commercial revenues: those are typically not regulated under the applicable concession agreement. Commercial revenues are leases and/or rent fees from retail (including duty free), food and beverage, services and car rental companies, advertising, car parking, fueling charges and cargo fees, among others.
-	Construction service revenues: IFRIC 12 requires to recognize revenues and costs from the construction or upgrade services provided. Construction service revenue equals the construction or upgrade costs plus a reasonable margin determined according to the analysis performed by each concession.

Under the terms of IFRIC 12 “Service Concession Arrangements”, a concession operator may have a twofold activity:

-	a construction activity in respect of its obligations to design, build and finance a new asset that it delivers to the grantor;
-	an operating and maintenance activity in respect of concession assets.

Revenue from non-aeronautical activities such as commercial revenue (excluding sale of goods, leases and sub-concession of spaces) and construction services are recognized over time. The Group considers that it has completed its performance obligations when the services (such as warehouse use fees, parking facilities and VIP lounges) are rendered to its customers or construction costs are incurred.

Revenue from sale of goods, mainly fueling, is recognized at a point in time when control of the goods is transferred to the customer and the customer obtains the benefits from the goods. The Group considers that it has completed its performance obligations when the goods are supplied to its customers.

The Group recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as Other liabilities in the Consolidated Statement of Financial Position. Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognizes either a contract asset or a receivable in its Consolidated Statement of Financial Position, depending on whether something other than the passage of time is required before the consideration is due.

Revenue is shown net of value-added tax and discounts. Intercompany balances with subsidiaries have been eliminated in consolidation.

S       Cost of services and other expenses

Cost of services and other expenses are accrued and recognized in the Consolidated Statement of Income.

Construction service cost: IFRIC 12 requires to recognize revenues and costs from the construction or upgrade services provided.

Commissions, freight and other selling expenses, including services and fees, office expenses and maintenance, are recorded in Selling, general and administrative expenses in the Consolidated Statement of Income.

T       Government grants

Government grants are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions during the fiscal year where the grant is recognized.

Government grants relating to costs are deferred and recognized in profit or loss over the period necessary to match them with the costs that they are intended to compensate.

2        Basis of presentation and accounting policies (Cont.)

T       Government grants (Cont.)

A government grant that becomes receivable as a compensation for expenses or losses already incurred, or for the purpose of giving immediate support to the Group, with no future related costs, shall be recognized in profit or loss of the period in which it becomes receivable.

Grants related to income are presented as part of profit or loss, either separately or under a general heading such as Other operating income; alternatively, they are deducted from the related expense.

Grants related to assets, including non-monetary grants at fair value, are presented in the Consolidated Statement of Financial Position, either by setting up the grant as deferred income or by deducting the grant in arriving at the carrying amount of the asset.

U       Financial instruments

Non-derivative financial instruments comprise investments in debt instruments, corporate bonds, time deposits, trade and other receivables, cash and cash equivalents, borrowings, and trade and other payables.

The Group classifies its financial assets in the following measurement categories:

(i)

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in financial income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the Consolidated Statement Income.

(ii)

Fair value through other comprehensive income (“FVOCI”): Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the Consolidated Statement of Income.

(iii)

Fair value through profit or loss (“FVPL”): Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.

The classification depends on the Company’s business model for managing the financial assets and the contractual terms of the cash flows.

The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

V       Derivative financial instruments

Derivatives are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The group designates certain derivatives as hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges), to hedge some of the existing and future interest rate risks through interest rate swaps.

2        Basis of presentation and accounting policies (Cont.)

V       Derivative financial instruments (Cont.)

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized as Other comprehensive income / (loss) for the year in the Other reserve line within equity without affecting profit or loss. Deferred taxes on the fair values of cash flow hedges are also recorded in shareholders’ equity. The effectiveness of the cash flow hedges is assessed on a regular basis. Ineffective cash flow hedges are recorded in the income statement through profit or loss under interest income or interest expense. The gain or loss relating to the effective portion of the interest rate swaps hedging variable rate borrowings is recognized in profit or loss within finance result at the same time as the interest expense on the hedged borrowings.

Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss and are included in Financial income or Financial loss line.

Derivatives are classified as “held for trading” for accounting purposes and are accounted for at fair value through profit or loss. They are presented as current assets or liabilities to the extent they are expected to be settled within 12 months after the end of the reporting period.

Derivative financial instruments as of December 31, 2024 are classified within Level 2 and Level 3 and as of December 31, 2023 are classified within Level 3 of the fair value hierarchy.

W       Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”), which is the Group’s Board of Directors. The CODM is responsible for allocating resources and assessing performance of the operating segments. The operating segments are described in Note 4.

For management purposes, the Company analyzes its business based on strategic business units providing airport and non-airport services to clients in the different countries where business units are located. Assets, liabilities and results from holding companies are included as Unallocated.

X       Application of IAS 29 in financial reporting of Argentine subsidiaries and associates

IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of entities whose functional currency is that of a hyperinflationary economy to be adjusted for the effects of changes in a suitable general price index and to be expressed in terms of the current unit of measurement at the closing date of the reporting period, regardless of whether they are based on the historical cost method or the current cost method. Accordingly, the inflation produced from the date of acquisition or from the revaluation date, as applicable, must be computed in the non-monetary items.

In order to conclude whether an economy is categorized as hyperinflationary in the terms of IAS 29, the standard details a series of factors to be considered, including the existence of a cumulative inflation rate in three years that approximates or exceeds 100%. Considering that the inflation in Argentina has exceeded the 100% three-year cumulative inflation rate in July 2018, and that the rest of the indicators do not contradict the conclusion that Argentina should be considered a hyperinflationary economy for accounting purposes, the Group understands that there is sufficient evidence to conclude that Argentina is a hyperinflationary economy under the terms of IAS 29 as from July 1, 2018, and, accordingly, it has applied IAS 29 as from that date in the financial reporting of its subsidiaries and associates with the Argentine peso as functional currency.

The inflation adjustment was calculated by means of conversion factor derived from the Argentine price indexes published by the National Institute of Statistics (“INDEC”).

2         Basis of presentation and accounting policies (Cont.)

X       Application of IAS 29 in financial reporting of Argentine subsidiaries and associates (Cont.)

The Government Board of the Argentine Federation of Professional Councils of Economic Sciences (FACPCE) issued Resolution JG 539/18, which prescribes the indices to be used by entities with a functional currency of the Argentine peso for the application of the restatement procedures. These indices are largely based on the Wholesale Price Index for periods up to December 31, 2016 and the Retail Price Index thereafter.

The price index as of December 31, 2024, was 7,694.01 (3,533.19 and 1,134.59 as of December 31, 2023 and 2022 respectively) and the conversion factor derived from the indexes for the year ended December 31, 2024, was 2.18 (3.11 and 1.95 as of December 31, 2023 and 2022 respectively).

The main procedures for the above-mentioned adjustment are as follows:

●	Monetary assets and liabilities which are carried at current amounts at the balance sheet date are not restated because they are already expressed in terms of the monetary unit current at the balance sheet date.
●	Non-monetary assets and liabilities which are not carried at current amounts at the balance sheet date, and components of shareholders’ equity are adjusted by applying the relevant conversion factors at the date of the transactions.
●	All items in the statement of income are restated by applying the relevant conversion factors.
●	The effect of inflation on the Company’s net monetary position is included in Inflation adjustment in the Consolidated Statement of Income. Exchange rate gains and losses derived from the net monetary position are presented in real (inflation-adjusted) terms.
●	The ongoing application of the re-translation of comparative amounts to closing exchanges rates under IAS 21 and the hyperinflation adjustments required by IAS 29 will lead to a difference in addition to the difference arising on the adoption of hyperinflation accounting. This is because the rate at which the hyperinflationary currency depreciates against a stable currency is rarely equal to the rate of inflation. The inflation adjustment and the translation of the current period is included in Currency translation adjustment in Other comprehensive income / (loss) for the year line.

Y       Critical accounting estimates and judgments

Critical accounting estimates are those that require management to make significant judgments and estimates about matters that are inherently uncertain. Management bases its estimates on historical experience and other assumptions that it believes are reasonable. Actual results could differ from estimates used in employing the critical accounting policies and these could have a material impact on the Group’s results of operations.

The Group’s critical accounting estimates are discussed below.

(a)	Impairment testing

At the date of each statement of financial position, the Group reviews the carrying amounts of its property, plant and equipment and intangible assets with finite useful lives to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Assets that have an indefinite useful life or assets not ready to use are not subject to amortization and are tested annually for impairment.

2         Basis of presentation and accounting policies (Cont.)

Y       Critical accounting estimates and judgments (Cont.)

(a)	Impairment testing (Cont.)

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units or CGUs). As mentioned in Note 12, the Company performed impairment tests for those assets with impairment indicators based on the discounted cash flow model covering the remaining concessions periods (value in use), considering significant assumptions that required management judgment related to passenger growth rates and discount rate, combined with historical data. An impairment loss, if applicable, is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Prior impairments of non-financial assets (other than goodwill) are reviewed for possible reversal at each reporting date. A previously recognized impairment loss of non-financial assets (other than goodwill) is reversed if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the reversal of the previously recognized impairment loss is recognized in the Consolidated Statement of Income.

(b)	Income taxes

The Group is subject to income taxes in numerous jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the asset to be settled. Deferred tax assets and liabilities are not discounted. In assessing the recoverability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

(c)	Concession - application of IFRIC 12

The Group has carried out a comprehensive implementation of the standards applicable to the accounting treatment of their concession and has determined that, among others, IFRIC 12 is applicable. The Group treats their investments related to improvements and upgrades to be performed in connection with the concession obligation under the intangible asset model established by IFRIC 12, as all investments required by the concession obligation, regardless of their nature, directly increase the maximum tariff per traffic unit. Accordingly, all amounts invested under the concession obligation have a direct correlation to the amount of fees the Group will be able to charge each passenger or cargo service provider, and thus, a direct correlation to the amount of revenues the Group will be able to generate. As a result, the Group defines all expenditures associated with investments required by the concession obligation as revenue generating activities given that they ultimately provide future benefits, whereby subsequent improvements and upgrades made to the concession are recognized as intangible assets based on the principles of IFRIC 12. Additionally, compliance with the committed investments per the Master Development Programs is mandatory, as well as the fulfillment of the maximum tariff and therefore, in case of a failure to meet any one of these obligations, the Group could be subject to sanctions and the concessions could be revoked.